BANK LOANS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
ESG [Member]
Schedule of short-term bank loans

	June 30, 2023	interest rate	due date	December 31, 2022	interest rate	due date
Agricultural Bank of China Funan Branch	$827,164	3.70%	4/10/24	$869,830	3.90%	4/11/23
Anhui Funan Rural Commercial Bank	1,930,049	5.90%	12/23/23	2,029,603	5.90%	12/23/23
Anhui Funan Rural Commercial Bank	827,164	5.90%	1/25/24	1,449,717	7.48%	3/29/23
Anhui Funan Rural Commercial Bank	1,378,607	5.90%	3/28/24	869,830	5.9%	1/25/23
Funan Yinghuai Rural Commercial Bank	827,164	5.50%	6/28/24	869,830	5.20%	6/15/23
Bank of China Funan Branch	1,102,885	3.60%	3/15/24	1,159,773	3.85%	3/15/23
Industrial and Commercial Bank of China	275,721	3.8%	4/28/24	-	-	-
Industrial and Commercial Bank of China	137,861	3.8%	5/28/24	-	-	-
Total	$7,306,616	-	-	$7,248,583	-	-

December 31,	2022	Interest rate	Due date	2021	Interest rate	Due date
Agricultural Bank of China Funan Branch	869,830	3.90%	4/11/23	944,005	3.85%	3/29/22
Anhui Funan Rural Commercial Bank	2,029,603	5.90%	12/23/23	1,573,341	5.22%	11/29/22
Anhui Funan Rural Commercial Bank	1,449,717	7.48%	3/29/23	2,202,678	7.58%	12/25/22
Anhui Funan Rural Commercial Bank	869,830	5.9%	1/25/23	1,573,341	8.52%	3/24/22
Funan Yinghuai Rural Commercial Bank	869,830	5.20%	6/15/23	944,005	4.00%	6/26/22
Bank of China Funan Branch	1,159,773	3.85%	3/15/23	1,573,341	3.85%	3/10/22
Total	7,248,583	-	-	8,810,711	-	-